Risk/Return Summary - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund	Apr. 01, 2025
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
InterestRateChangesMember
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Risk Text Block	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
ValueInvestingMember
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Risk Text Block	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
ForeignExposureMember
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Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
StockMarketVolatilityMember
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Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
CallOptionsWritingRiskMember
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Risk Text Block	Call Options Writing Risk. The fund may write (i.e., sell) covered call options. Under certain circumstances, the fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) and give up some ability to participate in price increases of the underlying security or instrument. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with writing options may impact the fund's returns.